Financial results (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Financial expenses
Interest and amortization of debt issue costs	$ (44,713)	$ (48,779)	$ (29,977)
Less: amounts capitalised on qualifying assets			367
Borrowings cancellation costs	(6,308)
Bank charges and other financial results	(8,012)	(9,909)	(6,900)
Unwinding of long-term liabilities	(5,079)	(5,894)	(4,560)
Financial expenses total	(64,112)	(64,582)	(41,070)
Financial income
Interest received	1,652	3,166	2,360
Financial income total	1,652	3,166	2,360
Foreign exchange gains and losses
Foreign exchange loss, net		(2,720)	(6,163)
Foreign exchange gain, net	5,049
Realized result on currency risk management contracts		(9,414)	2,843
Unrealized result on currency risk management contracts		(874)	874
Foreign exchange gains and losses total	5,049	(13,008)	(2,446)
Total Financial results	$ (57,411)	$ (74,424)	$ (41,156)